Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Liabilities (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value level 3 Liabilities line items
Liabilities at the beginning of the period		€ 676,428	€ 694,573
Changes in fair value level 3 Liabilities abstract
Acquisitions Disposals Liquidations Liabilities		320
Liabilities at the end of the period		636,736	676,428	€ 694,573
Level 3 [Member]
Fair value level 3 Liabilities line items
Liabilities at the beginning of the period		116	182	98
Changes in fair value level 3 Liabilities abstract
Group Incorporations Liabilities		0	0	0
Changes in FV recognized in P&L Liabilities	[1]	(21)	(86)	(100)
Changes in FV recognized in OCI Liabilities		0	(3)	(123)
Acquisitions Disposals Liquidations Liabilities	[2]	320	(25)	89
Net Inflows Level 3 Liabilities		(39)	0	0
Exchange Differences And Others Liabilities		(250)	49	219
Liabilities at the end of the period		€ 125	€ 116	€ 182

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2017, 2016 and 2015. Valuation adjustments are recorded under the heading “Gains (losse s) on financial assets and liabilities, net”.

[2]

(**) Of which, in 2017, the assets roll forward is comprised of € 432 million of acquisitions, € 348 millions of disposals and € 51 millions of liquidations. The liabilities roll forward is comprised of € 403 mil lion of acquisitions and € 83 millions of liquidations .